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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549


                                   FORM 12B-25
                                                                 SEC FILE NUMBER
                           NOTIFICATION OF LATE FILING          0-21068


(Check One):   [ ]Form 10K   [ ]Form 20-F   [ ]Form 11-K
               [X]Form 10-Q   [ ]Form N-SAR   [ ] Form N-CSR

For Period Ended:       September 27, 2003
                  ---------------------------
[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR

For the Transition Period Ended:   _____________________

      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION
                 HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
                                               --------------------------------

PART I -REGISTRANT INFORMATION

             Sight Resource Corporation
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Full Name of Registrant


Former Name if Applicable

             6725 Miami Avenue
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Address of Principal Executive Office (Street and Number)

            Cincinnati, Ohio 45243
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City, State and Zip Code





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PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [ ]

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,
N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

As previously reported, the Company has not yet completed its 2002 year-end financial statements. Financial statements for the quarter ended September 27, 2003 will not be completed until after the 2002 year-end statements are completed.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


 Dale W. Fuller                      513                       527-9703
----------------------           -------------             --------------------
      (Name)                      (Area Code)               (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s) [ ] Yes [X] No

As previously reported, the Company has not yet filed its Annual Report on Form 10-K for the year ended December 28, 2002 or its Quarterly Report on Form 10-Q for the quarters ended March 29, 2003 and June 28, 2003.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[ ] Yes  [ ] No



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If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As stated above, the Company has not yet completed either its financial statements for the year ended December 28, 2002 or its financial statements for the quarters ended March 29, 2003, June 28, 2003 and September 27, 2003. Also, as a result of a previously announced review, the Company will be restating its previously reported financial results for the first three quarters of fiscal 2002. In view of the foregoing, the Company is unable to state whether there will be any significant change in results of operations for the quarter ended September 27, 2003 as compared to the corresponding quarter of the prior fiscal year.

                                             Sight Resource Corporation
                                    --------------------------------------------
                                    (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date   November 13, 2003              By      /s/ Dale W. Fuller
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                                                Dale W. Fuller
                                            Chief Financial Officer